Prepayments, Deposits and Other Assets, net (Details) - Schedule of prepayments, deposits and other assets, net - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Schedule of prepayments, deposits and other assets, net [Abstract]
Security deposits	[1]	$ 381,813	$ 385,607
Advances to suppliers		1,483,084	1,508,022
Advances to employees		317,725	215,735
Prepaid expense		360,074	293,573
Others		188,216	288,464
Prepayments, deposits and other assets, net		2,730,912	2,691,401
Less: Long term portion		(381,656)	(385,607)
Allowance for doubtful accounts		(313,844)	(306,513)
Prepayments, deposits and other assets – current portion		$ 2,035,412	$ 1,999,281

[1]	Security deposits mainly represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.